UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:             |_|; Amendment Number: ____

This Amendment (Check only one):     |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  777 Third Avenue
          27th Floor
          New York, NY 10017


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:

/s/ Ranjan Tandon                  New York, New York     February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  $559,152
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-10574                       Libra Associates, LLC

2.      028-10573                       Libra Fund, L.P.

----    -------------------             ------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7     COLUMN 8

                                                            VALUE    SHRS OR     SH/ PUT/ INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000) PRN AMT     PRN CALL DISCRETION     MNGRS   SOLE  SHARED  NONE
ABM INDS INC                  COM               000957100    6,061      230,474  SH       Shared-Defined  1,2      230,474
ADVANTAGE OIL & GAS LTD       COM               00765F101    4,831      713,400  SH       Shared-Defined  1,2      713,400
AGNICO EAGLE MINES LTD        COM               008474108   25,015      326,011  SH       Shared-Defined  1,2      326,011
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206    3,866       78,531  SH       Shared-Defined  1,2       78,531
ARBITRON INC                  COM               03875Q108    9,460      227,835  SH       Shared-Defined  1,2      227,835
BANRO CORP                    COM               066800103    7,878    1,966,119  SH       Shared-Defined  1,2    1,966,119
BARRICK GOLD CORP             COM               067901108    3,989       75,000  SH       Shared-Defined  1,2       75,000
BIG LOTS INC                  COM               089302103   21,961      720,963  SH       Shared-Defined  1,2      720,963
BRIGUS GOLD CORP              COM               109490102    2,493    1,185,000  SH       Shared-Defined  1,2    1,185,000
CAPITAL GOLD CORP             COM NEW           14018Y205    5,488    1,078,455  SH       Shared-Defined  1,2    1,078,455
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   45,407    1,143,877  SH       Shared-Defined  1,2    1,143,877
CLAUDE RES INC                COM               182873109    9,302    4,220,800  SH       Shared-Defined  1,2    4,220,800
DARDEN RESTAURANTS INC        COM               237194105   15,690      337,854  SH       Shared-Defined  1,2      337,854
EQUAL ENERGY LTD              COM               29390Q109    4,506      735,000  SH       Shared-Defined  1,2      735,000
EXETER RES CORP               COM               301835104   12,447    2,004,200  SH       Shared-Defined  1,2    2,004,200
GAMMON GOLD INC               COM               36467T106   47,337    5,819,784  SH       Shared-Defined  1,2    5,819,784
GOLDCORP INC NEW              COM               380956409   39,026      849,168  SH       Shared-Defined  1,2      849,168
GOLDEN STAR RES LTD CDA       COM               38119T104    6,282    1,368,644  SH       Shared-Defined  1,2    1,368,644
GRAN TIERRA ENERGY INC        COM               38500T101    2,686      331,500  SH       Shared-Defined  1,2      331,500
GREAT BASIN GOLD LTD          COM               390124105   32,585   11,026,979  SH       Shared-Defined  1,2   11,026,979
PENNEY J C INC                COM               708160106    8,414      260,400  SH       Shared-Defined  1,2      260,400
KEEGAN RES INC                COM               487275109    8,860    1,005,100  SH       Shared-Defined  1,2    1,005,100
KINROSS GOLD CORP             COM NO PAR        496902404   31,339    1,654,429  SH       Shared-Defined  1,2    1,654,429
LEXMARK INTL NEW              CL A              529771107   18,385      528,015  SH       Shared-Defined  1,2      528,015
LINCARE HLDGS INC             COM               532791100   14,727      548,899  SH       Shared-Defined  1,2      548,899
MICROSOFT CORP                COM               594918104   40,631    1,455,800  SH       Shared-Defined  1,2    1,455,800
MINEFINDERS LTD               COM               602900102    5,381      490,470  SH       Shared-Defined  1,2      490,470
NEWMONT MINING CORP           COM               651639106   12,620      205,443  SH       Shared-Defined  1,2      205,443
O'REILLY AUTOMOTIVE INC       COM               67103H107    7,782      128,795  SH       Shared-Defined  1,2      128,795
PLATINUM GROUP METALS LTD     COM NEW           72765Q205    5,817    2,183,200  SH       Shared-Defined  1,2    2,183,200
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    6,522      119,749  SH       Shared-Defined  1,2      119,749
QUATERRA RES INC              COM               747952109    5,889    3,711,067  SH       Shared-Defined  1,2    3,711,067
ROSS STORES INC               COM               778296103    1,135       17,946  SH       Shared-Defined  1,2       17,946
RUBICON MINERALS CORP         COM               780911103   11,469    2,015,700  SH       Shared-Defined  1,2    2,015,700
SILVER WHEATON CORP           COM               828336107   17,705      453,518  SH       Shared-Defined  1,2      453,518
SK TELECOM LTD                SPONSORED ADR     78440P108    5,676      320,700  SH       Shared-Defined  1,2      320,700
SONDE RES CORP                COM               835426107    1,316      361,000  SH       Shared-Defined  1,2      361,000
TASEKO MINES LTD              COM               876511106    6,784    1,302,458  SH       Shared-Defined  1,2    1,302,458
THOMPSON CREEK METALS CO INC  COM               884768102    3,515      240,365  SH       Shared-Defined  1,2      240,365
VIMPELCOM LTD                 SPONSORED ADR     92719A106    3,611      240,105  SH       Shared-Defined  1,2      240,105
YAMANA GOLD INC               COM               98462Y100   35,048    2,739,500  SH       Shared-Defined  1,2    2,739,500
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      216       57,000  SH       Shared-Defined  1,2       57,000

                                                           559,152
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